Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	$ 1,729,351	$ 1,266,729	$ 1,758,519	$ 1,398,625
2021 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	226,113
2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	477,823
Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	1,025,415
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	(274,489)
Share based compensation	16,660
Long-term debt, gross	1,729,351
Interest on long-term debt	648,918
Commitments	247,775
Financial Liabilities, Carrying Amount	2,917,193
Liquidity risk [Member] | 2019 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	(274,489)
Share based compensation	6,221
Interest on long-term debt	115,802
Commitments	101,542
Financial Liabilities, Carrying Amount	498,054
Liquidity risk [Member] | 2020 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	4,357
Interest on long-term debt	115,802
Commitments	84,404
Financial Liabilities, Carrying Amount	204,563
Liquidity risk [Member] | 2021 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	6,082
Long-term debt, gross	226,113
Interest on long-term debt	115,190
Commitments	27,811
Financial Liabilities, Carrying Amount	375,196
Liquidity risk [Member] | 2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Interest on long-term debt	101,105
Commitments	8,604
Financial Liabilities, Carrying Amount	109,709
Liquidity risk [Member] | 2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	477,823
Interest on long-term debt	99,562
Commitments	7,617
Financial Liabilities, Carrying Amount	585,002
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	1,025,415
Interest on long-term debt	101,457
Commitments	17,797
Financial Liabilities, Carrying Amount	$ 1,144,669